Consolidated Statement Of Changes In Shareholders' Equity - ARS ($) $ in Thousands	Total	Capital Stock [member]	Treasury stock capital [member]	Capital adjustments [member]	Treasury stock capital adjustments [Member]	Share premium [member]	Treasury stock share premium [Member]	Merger premium [member]	Treasury stock cost [Member]	Share-based payment plans [Member]	Legal reserve [member]	Environmental reserve [member]	Optional reserve [member]	Future Dividends Reserve [member]	Exchange differences on translation of foreign operations gain / (losses) [member]	Retained Earnings [member]	Shareholders' equity attributable to owners of the parent company	Non-controlling Interest [member]
Beginning balance at Dec. 31, 2018	$ 52,327,166	$ 59,603		$ 7,193,371		$ 13,096,405		$ 2,365,749			$ 328,653	$ 11,323	$ 6,773,239	$ 95,232	$ 867,702	$ 17,190,649	$ 47,981,926	$ 4,345,240
Appropriation as per Annual Shareholders' Meeting held
Legal reserve											859,533					(859,533)
Optional reserve													16,331,116			(16,331,116)
Other comprehensive income	(370,833)														(189,131)		(189,131)	(181,702)
Net income for the year	8,309,721															7,889,255	7,889,255	420,466
Ending balance at Dec. 31, 2019	60,266,054	59,603		7,193,371		13,096,405		2,365,749			1,188,186	11,323	23,104,355	95,232	678,571	7,889,255	55,682,050	4,584,004
Appropriation as per Annual Shareholders' Meeting held
Legal reserve											262,409					(262,409)
Optional reserve													7,626,846			(7,626,846)
Distribution of dividends	(4,032,933)												(3,937,701)	(95,232)			(4,032,933)
Other comprehensive income	(432,313)														(220,487)		(220,487)	(211,826)
Reclassification of exchange differences on translation of foreign operation (Note 41)	(458,084)														(458,084)		(458,084)
Derecognition of non-controlling interest due to sale of subsidiary	(4,619,227)																	(4,619,227)
Capital contribution to Ferrosur Roca S.A.—Minority shareholders	609,490																	609,490
Net income for the year	17,180,357															17,133,423	17,133,423	46,934
Ending balance at Dec. 31, 2020	68,513,344	59,603		7,193,371		13,096,405		2,365,749			1,450,595	11,323	26,793,500	$ 0	$ 0	17,133,423	68,103,969	409,375
Appropriation as per Annual Shareholders' Meeting held
Optional reserve													17,133,423			(17,133,423)
Acquisition of treasury stock	(2,387,251)	(860)	$ 860	(103,746)	$ 103,746	(1,764,358)	$ 1,764,358		$ (2,387,251)								(2,387,251)
Share-based payment plans	39,870									$ 39,870							39,870
Net income for the year	6,344,124															6,585,821	6,585,821	(241,697)
Ending balance at Dec. 31, 2021	$ 72,510,087	$ 58,743	$ 860	$ 7,089,625	$ 103,746	$ 11,332,047	$ 1,764,358	$ 2,365,749	$ (2,387,251)	$ 39,870	$ 1,450,595	$ 11,323	$ 43,926,923			$ 6,585,821	$ 72,342,409	$ 167,678